ORDINARY SHARES	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
ORDINARY SHARES
15. ORDINARY SHARES

As of January 1, 2017, there were 33,990,680 and 4,708,415 Class A and Class C Ordinary Shares issued and outstanding, respectively.

On November 22, 2018, the Board of Directors approved to convert 293,059 outstanding and expired options with an exercise price of US$0.4749 into 293,059 shares of restricted stock. All restricted stock subject to this award shall fully vest as of November 22, 2018.

On November 22, 2018, the Board of Directors approved to grant 200,000 shares of the restricted stock to senior employees of the Company. Twenty-five percent of the awards shall vest on the one year anniversary of the vesting commence date, and the remainder shall vest in equal and continuous monthly installments over the following thirty-six months thereafter, subject to participant's continuing service of the Company through each vesting date. During 2018, nil shares of restricted stock were vested.

As of December 31, 2017, there were 34,206,939 and 4,708,415 Class A and Class C Ordinary Shares issued and outstanding, respectively.

As of December 31, 2018, there were 38,756,289 and 4,708,415 Class A and Class C Ordinary Shares issued and outstanding, respectively.